Note 2 - Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property, Plant, and Equipment, Depreciation Method and Estimated Useful Life [Table Text Block]
	Method	Estimated Useful Life (years)

Computers and accessories	Straight-line	3	-	5
Equipment	Straight-line	3	-	5
Furniture and fixtures	Straight-line		7

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	December 31, 2013		December 31, 2012
	Carrying Amount	Level 2 Fair Value	Carrying Amount	Level 2 Fair Value
	(In millions)
Notes and loans payable	$4.9	$4.9	$0.4	$0.4